CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit	Accumulated Other Comprehensive Loss [Member]
Balance at Apr. 30, 2013	$ (9,206)	$ 3	$ (1,252)	$ 23,617	$ (31,474)	$ (100)
Balance (in shares) at Apr. 30, 2013		2,970,314	269,686
Stock-based compensation	2,807	$ 0	$ 0	2,807	0	0
Exercise of options and warrants	21	$ 0	$ 0	21	0	0
Exercise of options and warrants (in shares)		2,813	0
Issuance of restricted stock	0	$ 0	$ 0	0	0	0
Issuance of restricted stock (in shares)		6,250	0
Amendment to Redeemable Stock	16,881	$ 3	$ 0	16,879	0	0
Amendment to Redeemable Stock (in shares)		2,594,444	0
Foreign currency translation adjustment	100	$ 0	$ 0	0	0	100
Net loss	(7,406)	0	0	0	(7,406)	0
Balance at Apr. 30, 2014	3,197	$ 6	$ (1,252)	43,323	(38,880)	0
Balance (in shares) at Apr. 30, 2014		5,573,821	269,686
Stock-based compensation	2,948	$ 0	$ 0	2,948	0	0
Exercise of options and warrants	2	$ 0	$ 0	2	0	0
Exercise of options and warrants (in shares)		313	0
Conversion of convertible notes and accrued interest	2,060	$ 0	$ 0	2,060	0	0
Sale of common stock, net of issuance costs of $880k	11,161	$ 3	$ 0	11,158	0	0
Sale of common stock, net of issuance costs of $880k (in shares)		2,939,254	0
Issuance of share under anti-dilution provisions	1	$ 0	$ 0	1	0	0
Issuance of share under anti-dilution provisions (in shares)		188,704	0
Stock Option Modification	214	$ 0	$ 0	214	0	0
Reclassification of warrant Liability	1,616	0	0	1,616	0	0
Net loss	(13,140)	0	0	0	(13,140)	0
Balance at Apr. 30, 2015	8,059	$ 9	$ (1,252)	$ 61,322	$ (52,020)	$ 0
Balance (in shares) at Apr. 30, 2015		8,702,092	269,686
Net loss	(7,872)
Balance at Jan. 31, 2016	$ 2,259